Accounts Payable and Other Liabilities - Schedule of accounts payable and other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable		$ 60,098	$ 57,642
Other payables	[1]	8,711	13,309
Accrued liabilities	[2]	65,474	59,298
Payroll liabilities		23,195	23,463
Provisions and contingent liabilities	[3]	51,952	23,228
Total		$ 209,430	$ 176,940

[1]	Other payables mainly consist of sales tax and value added tax payable and other miscellaneous payables.
[2]	Accrued liabilities mainly consist of general accrued expenses and external interest payable.
[3]	Provisions and contingent liabilities mainly consist of uncertain tax positions (See Note 3), allowance for credit losses related to financial guarantees and merchant overdrafts (See Note 7), and provisions recognized for certain litigation claims (See Note 17).